Fair Value Measurements (Details) - USD ($)		Mar. 31, 2021	Dec. 31, 2020		Jun. 04, 2020
Liabilities:
Warrant liabilities		$ 14,002,669	$ 15,960,669
Level 1 [Member]
Assets:
Cash and marketable securities held in Trust Account	[1]	345,041,662	345,087,325	[2]
Level 1 [Member] | Public [Member]
Liabilities:
Warrant liabilities		17,710,000	24,725,000
Level 1 [Member] | Private [Member]
Liabilities:
Warrant liabilities
Level 2 [Member]
Assets:
Cash and marketable securities held in Trust Account	[2]
Level 2 [Member] | Public [Member]
Liabilities:
Warrant liabilities
Level 2 [Member] | Private [Member]
Liabilities:
Warrant liabilities
Level 3 [Member]
Assets:
Cash and marketable securities held in Trust Account	[2]
Level 3 [Member] | Public [Member]
Liabilities:
Warrant liabilities
Level 3 [Member] | Private [Member]
Liabilities:
Warrant liabilities		$ 14,002,669	$ 15,960,669

[1]	Excludes $928 and $943 of cash balance held within the Trust Account as of March 31, 2021 and December 31, 2020, respectively.
[2]	Excludes $943 of cash balance held within the Trust Account.